As filed with the Securities and Exchange Commission on March 31, 2026

Registration No. 333-294601

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

(Check appropriate box or boxes)

BC Partners Lending Corporation

(Exact Name of Registrant as Specified in Charter)

650 Madison Avenue

3rd Floor

New York, NY 10022

(Address of Principal Executive Offices)

(212) 891-2880

(Area Code and Telephone Number)

Edward Goldthorpe

BC Partners Lending Corporation

650 Madison Avenue

3rd Floor

New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Rajib Chanda, Esq.

Jonathan L. Corsico, Esq.

Steven Grigoriou, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, DC 20001

Telephone: (202) 636-5500

Fax: (202) 636-5502

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective and upon completion of the transactions described in the enclosed document.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-14, is to revise the exhibit list and file additional exhibits. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The proxy statement/prospectus are unchanged and have been omitted.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. BCPL’s charter contains such a provision which eliminates directors’ and officers’ liability, subject to the limitations of Maryland law and the requirements of the 1940 Act.

Under the Investment Advisory Agreement, BC Partners Advisors, its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with BC Partners Advisors, including without limitation its managing member, will not be liable to BCPL for acts or omissions performed in accordance with and pursuant to the Investment Advisory Agreement, except those resulting from acts constituting criminal conduct, gross negligence, willful misfeasance, bad faith or reckless disregard of the duties that BC Partners Advisors owes to us under the Investment Advisory Agreement. In addition, as part of the Investment Advisory Agreement, BCPL has agreed to indemnify BC Partners Advisors and each of its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with BC Partners Advisors, including without limitation its general partner, and the Administrator from and against any damages, liabilities, costs and expenses, including reasonable legal fees and other expenses reasonably incurred, in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Company or its security holders) arising out of or otherwise based upon the performance of any of BC Partners Advisors’ duties or obligations under this Agreement or otherwise as an investment adviser of the Company, except where attributable to criminal conduct, gross negligence, willful misfeasance, bad faith or reckless disregard of such person’s duties under the Investment Advisory Agreement.

Maryland law requires a corporation (unless its charter provides otherwise, which BCPL’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity against reasonable expenses actually incurred in the proceeding in which the director or officer was successful. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or threatened to be made a party by reason of their service in those or other capacities unless it is established that (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation also may not indemnify for an adverse judgment in a suit by or on behalf of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

BCPL has entered into indemnification agreements with each of its directors and officers. The indemnification agreements are intended to provide BCPL’s directors and officers the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that, subject to the limitations of Maryland law and the 1940 Act, BCPL shall indemnify the director who is a party to the agreement including the advancement of legal expenses, if, by reason of his or her corporate status, such director is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of BCPL pursuant to the foregoing provisions or otherwise, BCPL has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by BCPL of expenses incurred or paid by a director, officer or controlling person of BCPL in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, BCPL will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit Number	Description of Document

(1)	Articles of Amendment and Restatement of the Registrant (incorporated by reference to Exhibit 3.1 to Amendment No. 1 to the Registrant’s Form 10 filed on April 23, 2018)

(2)	Amended and Restated Bylaws of the Registrant (incorporated by reference to Exhibit 3.2 to Amendment No. 1 to the Registrant’s Form 10 filed on April 23, 2018)

(3)	Not Applicable

(4)	Agreement and Plan of Merger, by and among the Registrant, Alternative Credit Income Fund, BCPL Merger Sub, Inc., Sierra Crest Investment Management LLC (for the limited purposes set forth herein) and BC Partners Advisors (for the limited purposes set forth herein), dated as of February 24, 2026 (incorporated by reference to Exhibit 2.1 of the Current Report on Form 8-K filed on February 25, 2026)

(5)(a)	Form of Subscription Agreement of the Registrant (incorporated by reference to Exhibit 4.1 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(5)(b)	Indenture, dated as of December 16, 2019, by and between Great Lakes BCPL Funding Ltd. and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.3 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(5)(c)	Rule 144A Global Class A Notes and Regulation S Global Class A Notes (incorporated by reference to Exhibit 4.4 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(5)(d)	Supplemental Indenture, dated as of March 12, 2021, by and among Great Lakes BCPL Funding Ltd. and U.S. Bank National Association (incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K filed on March 16, 2021)

Exhibit Number	Description of Document

(5)(e)	Second Amended and Restated Indenture, dated as of March 12, 2021, between Great Lakes BCPL Funding Ltd. and U.S. Bank National Association (incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K filed on March 16, 2021)

(5)(f)	Exhibits to Second Amended and Restated Indenture, dated as of March 12, 2021 between Great Lakes BCPL Funding Ltd. and U.S. Bank National Association (incorporated by reference to Exhibit 4.3 to the Registrant’s Current Report on Form 8-K filed on March 16, 2021)

(5)(g)	Rule 144A Global Note Representing Class A Notes Due 2029 (incorporated by reference to Exhibit 4.4 to the Registrant’s Current Report on Form 8-K filed on March 16, 2021)

(5)(h)	Regulation S Global Note Representing Class A Notes Due 2029 (incorporated by reference to Exhibit 4.5 to the Registrant’s Current Report on Form 8-K filed on March 16, 2021)

(6)(a)	Amended and Restated Investment Advisory Agreement by and between the Registrant and BC Partners Advisors, dated November 7, 2018 (incorporated by reference to Exhibit 10.1 to the Registrant’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2018)

(6)(b)	First Amendment to Amended and Restated Investment Advisory Agreement dated as of July 9, 2019, by and between the Registrant and BC Partners Advisors (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on July 10, 2019)

(7)	Not Applicable

(8)	Not Applicable

(9)	Account Control Agreement dated as of December 16, 2019 between Great Lakes BCPL Funding Ltd. and U.S. Bank National Association as trustee and custodian (incorporated by reference to Exhibit 10.13 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(10)	Not Applicable

(11)	Opinion of Venable LLP*

(12)	Opinion of Simpson Thacher & Bartlett, LLP**

(13)(a)	Administration Agreement of the Registrant (incorporated by reference to Exhibit 10.2 to Amendment No. 1 to Form 10 filed on April 23, 2018)

(13)(b)	Dividend Reinvestment Plan of the Registrant (incorporated by reference to Exhibit 10.3 to Amendment No. 1 to the Registrant’s Form 10 filed on April 23, 2018)

(13)(c)	Form of Indemnification Agreement of the Registrant (incorporated by reference to Exhibit 10.4 to Amendment No. 1 to the Registrant’s Form 10 filed on April 23, 2018)

(13)(d)	Transfer Agency Agreement of the Registrant (incorporated by reference to Exhibit 10.6 to Amendment No. 1 to the Registrant’s Form 10 filed on April 23, 2018)

(13)(e)	Letter Agreement by and between the Registrant and BC Partners Advisors, dated August 20, 2019 (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on August 23, 2019)

(13)(f)	Expense Support and Conditional Reimbursement Agreement by and between the Registrant and BC Partners Advisors, dated August 20, 2019 (incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed on August 23, 2019)

(13)(g)	Master Participation and Assignment Agreement, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd. and the Registrant (incorporated by reference to Exhibit 10.8 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

Exhibit Number	Description of Document

(13)(h)	Subscription Agreement, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd. and the Registrant (incorporated by reference to Exhibit 10.9 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(i)	SIFMA/ICMA Global Master Repurchase Agreement (2011 version), by and between UBS AG, London Branch and the Registrant, dated December 12, 2019, together with the related Annexes thereto, and the Confirmation thereto, dated as of December 16, 2019 (incorporated by reference to Exhibit 10.10 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(j)	Fifth Amended and Restated Confirmation in respect of the SIFMA/ICMA Global Master Repurchase Agreement, by and between UBS AG, London Branch and the Registrant, dated August 25, 2023 (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on August 30, 2023)

(13)(k)	Collateral Management Agreement, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd. and the Registrant (incorporated by reference to Exhibit 10.11 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(l)	Collateral Administration Agreement, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd., the Registrant and U.S. Bank National Association as administrator (incorporated by reference to Exhibit 10.12 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(m)	Issuer Sale and Contribution Agreement, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd., the Registrant and U.S. Bank National Association as trustee (incorporated by reference to Exhibit 10.14 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(n)	Letter Agreement regarding Appointment of Valuation Agent, dated as of December 16, 2019, between Great Lakes BCPL Funding Ltd., the Registrant and UBS AG, London Branch (incorporated by reference to Exhibit 10.15 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019)

(13)(o)	Fund of Funds Agreement, dated as of March 3, 2023, between First Trust Alternative Opportunities Fund and the Registrant (incorporated by reference to Exhibit 10.17 to the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022)

(13)(p)	Loan Financing and Servicing Agreement, dated February 14, 2025, by and among Great Lakes BCPL Funding Ltd., the Registrant, the lenders from time to time party thereto, the agents for each lender group from time to time party thereto, U.S. Bank Trust Company, National Association, U.S. Bank National Association and Deutsche Bank AG, New York Branch (incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on February 20, 2025)

(14)(a)	Consent of Deloitte & Touche LLP (BC Partners Lending Corporation)*

(14)(b)	Consent of Deloitte & Touche LLP (Alternative Credit Income Fund)*

(15)	Not applicable

(16)	Power of Attorney*

(17)(a)	Form of ACIF Proxy Card*

(17)(b)	Consent of Lucid Capital Markets, LLC*

(18)	Filing Fee Table*

*Previously filed as an exhibit to the Registration Statement on Form N-14, filed on March 25, 2026.

**Filed herewith.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in New York, New York on the 31st day of March, 2026.

BC PARTNERS LENDING CORPORATION

By:	/s/ Edward Goldthorpe
Name:	Edward Goldthorpe
Title:	President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Edward Goldthorpe Edward Goldthorpe	Chief Executive Officer and President and Chairman of the Board of Directors (Principal Executive Officer)	March 31, 2026

/s/ James Piekarski James Piekarski	Chief Financial Officer (Principal Financial and Principal Accounting Officer)	March 31, 2026

/s/ Alexander Duka* Alexander Duka	Independent Director	March 31, 2026

/s/ Robert Warshauer* Robert Warshauer	Independent Director	March 31, 2026

/s/ George Grunebaum* George Grunebaum	Independent Director	March 31, 2026

/s/ Joseph Morea* Joseph Morea	Independent Director	March 31, 2026

*By:	/s/ James Piekarski
Name:	James Piekarski
Title:	Attorney-in-fact

The original power of attorney authorizing James Piekarski to execute this Registration Statement, and any amendments thereto, for each director of the Registrant on whose behalf this Registration Statement is filed have been executed and incorporated by reference herein as Exhibit 16.